SCHEDULE OF WARRANTS EXPIRATION (Details)	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of common warrants	$ 34,666,667
Number of pre-funded warrants	16,833,333
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of common warrants	34,666,667
Number of pre-funded warrants
Warrant Exercise Price | $ / shares	$ 0.35
Expiration Date	Sep. 15, 2026
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of common warrants
Number of pre-funded warrants	$ 16,833,333
Warrant Exercise Price | $ / shares	$ 0.01
Expiration Date	[1]

[1]	Pre-funded warrants expire on the dates they are exercised.